Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000149725 | U.S. Treasury Notes8906851
Holdings [Line Items]
Percent of Total Investments	3.70%
C000149725 | U.S. Treasury Bonds8906837
Holdings [Line Items]
Percent of Total Investments	3.30%
C000149725 | U.S. Treasury Bonds8906841
Holdings [Line Items]
Percent of Total Investments	2.80%
C000149725 | U.S. Treasury Notes8906867
Holdings [Line Items]
Percent of Total Investments	2.60%
C000149725 | FNMA8906635
Holdings [Line Items]
Percent of Total Investments	2.30%
C000149725 | U.S. Treasury Notes8906856
Holdings [Line Items]
Percent of Total Investments	2.30%
C000149725 | U.S. Treasury Bonds8906831
Holdings [Line Items]
Percent of Total Investments	2.00%
C000149725 | U.S. Treasury Bonds8906832
Holdings [Line Items]
Percent of Total Investments	1.90%
C000149725 | U.S. Treasury Notes8906850
Holdings [Line Items]
Percent of Total Investments	1.70%
C000149725 | U.S. Treasury Notes8906847
Holdings [Line Items]
Percent of Total Investments	1.30%
C000149725 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000149725 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000149725 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000149725 | Foreign Government Bond
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000149725 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000149725 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000149725 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000149725 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000149725 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000149725 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000149725 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000149725 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000149725 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000149725 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000149725 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000149725 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000149725 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000149726 | U.S. Treasury Notes8906851
Holdings [Line Items]
Percent of Total Investments	3.70%
C000149726 | U.S. Treasury Bonds8906837
Holdings [Line Items]
Percent of Total Investments	3.30%
C000149726 | U.S. Treasury Bonds8906841
Holdings [Line Items]
Percent of Total Investments	2.80%
C000149726 | U.S. Treasury Notes8906867
Holdings [Line Items]
Percent of Total Investments	2.60%
C000149726 | FNMA8906635
Holdings [Line Items]
Percent of Total Investments	2.30%
C000149726 | U.S. Treasury Notes8906856
Holdings [Line Items]
Percent of Total Investments	2.30%
C000149726 | U.S. Treasury Bonds8906831
Holdings [Line Items]
Percent of Total Investments	2.00%
C000149726 | U.S. Treasury Bonds8906832
Holdings [Line Items]
Percent of Total Investments	1.90%
C000149726 | U.S. Treasury Notes8906850
Holdings [Line Items]
Percent of Total Investments	1.70%
C000149726 | U.S. Treasury Notes8906847
Holdings [Line Items]
Percent of Total Investments	1.30%
C000149726 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000149726 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000149726 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000149726 | Foreign Government Bond
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000149726 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000149726 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000149726 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000149726 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000149726 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000149726 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000149726 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000149726 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000149726 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000149726 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000149726 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000149726 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000149726 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	37.80%